UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund: Royce Global Value Trust, Inc.
Fund Address: 745 Fifth Avenue
                         New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 9/30/2014

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.2%

Argentina – 0.6%
BBVA Banco Frances ADR	44,000	$568,480

Total		568,480

Australia – 1.5%
ALS	45,300	209,021
Collection House	135,000	244,672
Imdex [1]	1,024,000	627,594
Medusa Mining [1]	82,600	60,388
Programmed Maintenance Services	72,400	174,956
TFS Corporation	85,000	139,541

Total		1,456,172

Austria – 2.3%
Mayr-Melnhof Karton	12,300	1,306,537
Semperit AG Holding	19,300	889,756
Zumtobel Group	8,200	153,439

Total		2,349,732

Belgium – 1.5%
EVS Broadcast Equipment	1,800	62,794
Ion Beam Applications [1]	6,000	105,338
Picanol Group [1]	2,950	98,963
RHJ International [1]	145,000	714,805
Van de Velde	10,936	531,237

Total		1,513,137

Bermuda – 1.7%
GP Investments BDR [1]	47,500	92,953
Lazard Cl. A	29,000	1,470,300
Northern Offshore	100,000	167,321

Total		1,730,574

Brazil – 4.5%
Brasil Brokers Participacoes	292,500	395,537
Brasil Insurance Participacoes e
Administracao	26,100	85,303
CETIP - Mercados Organizados	102,000	1,262,629
LPS Brasil Consultoria de Imoveis	197,800	881,625
MAHLE Metal Leve	25,000	219,589
Mills Estruturas e Servicos de Engenharia	10,800	78,979
T4F Entretenimento [1]	159,700	231,615
Totvs	63,000	958,223
Valid Solucoes	25,000	391,175

Total		4,504,675

Canada – 7.8%
Agnico Eagle Mines	20,000	580,600
AirBoss of America	14,000	130,381
Alamos Gold	38,000	302,996
COM DEV International	27,000	85,584
Computer Modelling Group	43,300	450,031
Contrans Group Cl. A	15,000	200,768
E-L Financial	900	555,293
Franco-Nevada Corporation	16,000	782,080
HNZ Group	5,700	95,988
Magellan Aerospace	41,000	424,296
Major Drilling Group International	191,500	1,128,532
MTY Food Group	6,800	199,941
Pan American Silver	63,700	699,426
Ritchie Bros. Auctioneers	50,500	1,130,695
Sprott	430,600	1,091,927

Total		7,858,538

China – 2.6%
ANTA Sports Products	245,000	496,635
Daphne International Holdings	3,078,600	1,558,162
Fufeng Group	220,000	108,798
Noah Holdings ADR [1,2]	16,700	224,114
Pacific Online	240,000	129,507
Xtep International Holdings	213,000	96,833

Total		2,614,049

Cyprus – 0.4%
Globaltrans Investment GDR	42,000	352,800

Total		352,800

Denmark – 0.6%
Chr Hansen	15,000	579,786

Total		579,786

Finland – 0.9%
Vaisala Cl. A	35,000	923,921

Total		923,921

France – 6.7%
Gaztransport Et Technigaz	16,000	946,581
Lectra	7,547	77,211
Manutan International	12,700	648,527
Neurones	6,200	100,314
Nexity	18,500	683,118
Paris Orleans	36,155	798,919
Prodware [1]	7,200	65,022
Societe Internationale de Plantations
d’Heveas	5,500	243,137
Stallergenes	19,700	1,327,211
Vetoquinol	27,200	1,238,497
Virbac	3,000	631,083

Total		6,759,620

Germany – 2.6%
Aixtron ADR [1,2]	53,300	806,429
Amadeus Fire	2,000	139,845
KUKA	9,000	545,183
LPKF Laser & Electronics	51,800	910,403
Nemetschek	2,300	221,653

Total		2,623,513

Greece – 0.5%
Hellenic Exchanges - Athens Stock
Exchange	48,000	366,790
StealthGas [1]	12,800	116,608

Total		483,398

Hong Kong – 10.2%
Anxin-China Holdings	2,500,000	254,351
China Metal International Holdings	430,000	156,719
Comba Telecom Systems Holdings	471,900	213,316
First Pacific	180,000	186,378
Giordano International	226,000	122,243
Goldlion Holdings	375,000	156,474
Great Eagle Holdings	120,000	407,992
I.T	500,000	169,353
Le Saunda Holdings	268,600	123,839
Luen Thai Holdings	475,000	116,841
Luk Fook Holdings (International)	120,100	348,784
Lung Kee (Bermuda) Holdings	250,000	75,340
Midland Holdings [1,2]	2,557,300	1,248,211
New World Department Store China	3,159,700	1,098,694
Oriental Watch Holdings	2,223,000	501,008
Pico Far East Holdings	6,584,800	1,484,047
Sitoy Group Holdings	543,000	440,562
Television Broadcasts	206,000	1,225,677
Texwinca Holdings	1,052,000	903,667
Value Partners Group	896,700	657,092
YGM Trading	169,400	370,877

Total		10,261,465

Indonesia – 1.2%
Selamat Sempurna	1,591,800	592,434
Sri Rejeki Isman	6,384,900	67,596
Supra Boga Lestari [1]	13,945,000	520,720

Total		1,180,750

Israel – 0.3%
Sarine Technologies	70,000	167,359
SodaStream International [1,2]	5,000	147,450

Total		314,809

Italy – 0.8%
Datalogic	5,800	60,217
De’Longhi	37,000	744,922

Total		805,139

Japan – 11.3%
Asahi Company	5,000	56,029
BML	4,400	138,810
C. Uyemura & Co.	4,800	247,276
EPS Corporation	80,000	1,033,599
FamilyMart	11,800	450,267
Freund Corporation	72,200	933,482
Fujimori Kogyo	3,300	98,992
GCA Savvian	8,300	76,510
G-Tekt Corporation	11,000	105,010
Itoki Corporation	34,300	209,850
Milbon	3,100	102,886
Miraial	29,500	485,771
MISUMI Group	11,600	350,089
Moshi Moshi Hotline	100,000	948,256
Nishikawa Rubber	12,700	220,593
Nitto Kohki	26,600	516,114
Obara Group	3,900	142,950
Relo Holdings	20,000	1,380,442
Ryobi	36,000	105,038
Santen Pharmaceutical	10,000	559,836
Shimano	5,600	681,140
SPARX Group	45,000	89,036
T Hasegawa	7,000	106,843
Takata Corporation	17,500	396,991
Tokai Corporation/Gifu	12,700	390,235
Trancom	25,200	1,131,616
YAMADA Consulting Group	6,400	164,267
Zuiko Corporation	5,500	279,827

Total		11,401,755

Luxembourg – 0.7%
Ternium ADR	30,000	721,500

Total		721,500

Malaysia – 1.4%
CB Industrial Product Holding	525,000	784,179
Media Chinese International	2,250,000	617,284
NTPM Holdings	152,700	33,515

Total		1,434,978

Mexico – 1.9%
Bolsa Mexicana de Valores	530,000	1,138,886
Fresnillo	65,000	800,848

Total		1,939,734

New Zealand – 0.2%
Trade Me	83,000	226,733

Total		226,733

Norway – 1.7%
Ekornes	45,000	534,068
Oslo Bors VPS Holding	7,600	93,451
TGS-NOPEC Geophysical	41,000	1,043,387

Total		1,670,906

Philippines – 1.2%
GMA Holdings PDR	775,000	119,848
Universal Robina	270,000	1,125,063

Total		1,244,911

Singapore – 3.1%
First Resources	110,500	173,238
Hour Glass (The)	486,000	735,267
Pan-United Corporation	800,000	602,023
Parkson Retail Asia	325,100	216,614
Silverlake Axis	1,360,000	1,380,575

Total		3,107,717

South Africa – 5.1%
Blue Label Telecoms	1,010,400	816,720
Cashbuild	30,000	374,935
Coronation Fund Managers	59,000	505,404
Ellies Holdings [1]	215,000	33,752
JSE	67,500	589,225
Lewis Group	180,000	901,376
Metrofile Holdings	400,000	171,944
Nampak	200,000	729,078
PSG Group	36,500	311,177
Raubex Group	375,000	736,855

Total		5,170,466

South Korea – 1.4%
Eugene Technology	13,600	188,808
Handsome	13,400	413,968
Hankuk Carbon	10,000	52,310
Huvis Corporation	22,100	255,504
Sung Kwang Bend	30,000	518,834

Total		1,429,424

Sri Lanka – 0.1%
Distilleries Company of Sri Lanka	65,700	106,792

Total		106,792

Sweden – 0.2%
Bufab Holding [1]	14,400	113,249
Nolato Cl. B	4,400	99,695

Total		212,944

Switzerland – 0.8%
Forbo Holding	675	689,706
Zehnder Group	2,800	108,369

Total		798,075

Taiwan – 0.1%
Makalot Industrial	21,759	110,514

Total		110,514

Turkey – 1.1%
Mardin Cimento Sanayii [1]	525,000	1,111,550

Total		1,111,550

United Arab Emirates – 0.8%
Aramex	880,000	766,686

Total		766,686

United Kingdom – 8.0%
Ashmore Group	232,500	1,160,905
Clarkson	23,000	876,232
Consort Medical	90,000	1,415,264
E2V Technologies	305,000	796,066
Elementis	134,000	555,033
Fenner	50,000	257,439
Globo [1]	140,000	101,565
Jupiter Fund Management	93,600	539,586
Kennedy Wilson Europe Real Estate	44,000	778,930
Latchways	5,400	89,731
Luxfer Holdings ADR	4,500	77,670
Polypipe Group	57,000	227,549
Rotork	8,900	398,941
Spirax-Sarco Engineering	17,100	783,414

Total		8,058,325

United States – 14.4%
Artisan Partners Asset Management Cl. A	5,000	260,250
Bel Fuse Cl. A	36,672	864,359
Brooks Automation	18,100	190,231
Cabot Corporation	10,200	517,854
Commercial Metals	42,000	716,940
Diebold	21,100	745,252
Diodes [1]	20,500	490,360
EnerSys	11,000	645,040
Expeditors International of Washington	22,700	921,166
Fairchild Semiconductor International [1]	49,200	764,076
Globe Specialty Metals	50,400	916,776
GrafTech International [1]	58,600	268,388
Greif Cl. A	13,400	587,054
Hallador Energy	18,600	220,224
Innospec	12,457	447,206
KBR	37,000	696,710
Nanometrics [1]	44,500	671,950
Nordson Corporation	10,000	760,700
Quaker Chemical	8,400	602,196
Rogers Corporation [1]	12,000	657,120
Schnitzer Steel Industries Cl. A	19,100	459,355
Sensient Technologies	12,100	633,435
Sun Hydraulics	15,139	569,075
Tecumseh Products [1]	84,900	365,070
Tennant Company	7,700	516,593

Total		14,487,380

TOTAL COMMON STOCKS
(Cost $113,684,405)		100,880,948

REPURCHASE AGREEMENT – 0.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $941,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 10/31/18, valued at $963,938)
(Cost $941,000)		941,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $1,326,816)		1,326,816

TOTAL INVESTMENTS – 102.4%
(Cost $115,952,221)		103,148,764

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.4)%		(2,429,890)

NET ASSETS – 100.0%		$100,718,874

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2014. Total market value of loaned securities at September 30, 2014, was $1,210,416.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $116,584,871. At September 30, 2014, net unrealized depreciation for all securities was $13,436,107, consisting of aggregate gross unrealized appreciation of $5,014,497 and aggregate gross unrealized depreciation of $18,450,604. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$100,880,948	$–	$–	$100,880,948
Cash Equivalents	1,326,816	941,000	–	2,267,816

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Global Value Trust, Inc.
Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Global Value Trust, Inc.
Date: November 24, 2014

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Global Value Trust, Inc.
Date: November 24, 2014